Average Annual Total Returns - Cohen & Steers Real Assets Fund, Inc.	May 01, 2021
LinkedBlendedBenchmark [Member]
Average Annual Return:
1 Year	(2.10%)
5 Years	5.25%
Since Inception	1.40%
Inception Date	Jan. 31, 2012
ConsumerPriceIndex [Member]
Average Annual Return:
1 Year	5.29%
5 Years	5.94%
Since Inception	5.57%
Inception Date	Jan. 31, 2012
MSCI World Index (USD-Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.90%
5 Years	12.19%
Since Inception	11.23%
Inception Date	Jan. 31, 2012
Class A
Average Annual Return:
1 Year	(5.66%)
5 Years	3.77%
Since Inception	0.10%
Inception Date	Jan. 31, 2012
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(5.97%)
5 Years	3.26%
Since Inception	(0.28%)
Inception Date	Jan. 31, 2012
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(3.13%)
5 Years	2.83%
Since Inception	0.03%
Inception Date	Jan. 31, 2012
Class C
Average Annual Return:
1 Year	(2.78%)
5 Years	4.02%
Since Inception	(0.06%)
Inception Date	Jan. 31, 2012
Class I
Average Annual Return:
1 Year	(0.85%)
5 Years	5.06%
Since Inception	0.95%
Inception Date	Jan. 31, 2012
Class R
Average Annual Return:
1 Year	(1.32%)
5 Years	4.56%
Since Inception	0.46%
Inception Date	Jan. 31, 2012
Class Z
Average Annual Return:
1 Year	(0.85%)
5 Years	5.07%
Since Inception	0.89%
Inception Date	Jan. 31, 2012